Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,749,000
Previously Paid Amount	0.00
Total Fee Amount	793.94
Total Offset Amount	0.00
Net Fee	793.94
Narrative - Max Aggregate Offering Price	$ 5,749,000
Final Prospectus	true